Valuation And Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 7.7		$ 8.7		$ 10.5
Additions Charged (Credited) to Income	1.7		3.4		3.0
Deductions from Reserves	(2.3)	[1]	(4.4)	[1]	(4.8)	[1]
Balance at End of Period	7.1		7.7		8.7
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	121.5		124.8		98.4
Acquisition of Business	1.2	[2]
Additions Charged (Credited) to Income	(41.0)		(30.1)		24.5
Additions Charged to Other Comprehensive Income	13.5		26.8		4.4
Deductions from Reserves					(2.5)	[3]
Balance at End of Period	$ 95.2		$ 121.5		$ 124.8

[1]	Bad debts written off during the year
[2]	Reserve of $1.2 million was acquired in acquisition of Açofran
[3]	Change in net deferred tax assets for which a valuation allowance was fully provided